Deposits from customers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deposits from customers [abstract]
Time deposits	R$ 51,292,542	R$ 39,228,575
Savings deposits	1,599,609	1,883,432
Demand deposits	1,376,606	1,415,427
Creditors by resources to release	614,327	275,795
Deposits from customers	R$ 54,883,084	R$ 42,803,229